NOTES PAYABLE (Details Narrative)																						1 Months Ended	3 Months Ended			12 Months Ended
	May 28, 2024 shares	Apr. 22, 2024 USD ($)	Apr. 15, 2024 USD ($)	Apr. 03, 2024 USD ($)	Mar. 06, 2024 USD ($)	Feb. 21, 2024 USD ($) $ / shares shares	Jan. 29, 2024 USD ($)	Jan. 10, 2024 USD ($)	Dec. 06, 2023 USD ($) $ / shares shares	Nov. 16, 2023 USD ($)	Sep. 19, 2023 USD ($)	Aug. 21, 2023 shares	Aug. 07, 2023 USD ($)	Jun. 08, 2023 USD ($)	Jan. 06, 2023 USD ($) $ / shares shares	Dec. 06, 2022 USD ($) $ / shares	Sep. 28, 2022 USD ($) $ / shares shares	Aug. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Feb. 15, 2022 USD ($) Integer	Apr. 11, 2021 USD ($) shares	Dec. 26, 2023 shares	Jul. 31, 2024 USD ($) shares	Oct. 31, 2023 shares	Jul. 31, 2023 USD ($) shares	Apr. 30, 2024 USD ($) shares	Apr. 30, 2023 USD ($) shares	May 15, 2024 $ / shares	Jan. 22, 2024 USD ($)	Oct. 11, 2023 USD ($) $ / shares shares	Sep. 28, 2023 $ / shares	Dec. 05, 2022 USD ($)
Short-Term Debt [Line Items]
Shares issued | shares	1,925,000																						830,608	192,226	9,486	1,811,612	11,686
Derivative liability																							$ 5,279			$ 5,433	$ 10,489,606
Consideration																				$ 4,000,000
Consignment units | Integer																				13,000
Repayments of notes - related party																									$ 298,834	785,509	546,158
Cash																													$ 16,500,000			$ 500,000
Debt instrument, face amount						$ 3,197,335.65
Gross proceeds from notes						$ 3,000,000
Common stock exercisable, shares | shares																									27,000
Derivative expense																										14,119,784	8,995,962
Exercise price of warrants | $ / shares																												$ 3.20
Stock issued during period, shares, conversion | shares						499,584
Common stock, convertible, conversion price | $ / shares						$ 6.40
Common stock, convertible, conversion price decrease | $ / shares						$ 6.40
Guaranteed Benefit Liability, Net						$ 6,000,000
Escrow deposit			$ 2,000,000			$ 2,000,000
Proceeds from issuance of common stock			6,000,000																				$ 1,618,176			$ 17,961,828	8,744,882
Warrant [Member]
Short-Term Debt [Line Items]
Cash			$ 2,500,000
Derivative expense																	$ 11,398,589
Mid City [Member]
Short-Term Debt [Line Items]
Shares issued | shares												42,500
UFS Agreement [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount					$ 151,595
Sale of consideration received					323,350								$ 797,500
Payment for exchange received amount					200,000								550,000
Cash less fees													50,000
Cash					200,000
UFS Agreement [Member] | Each Week Payments [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount					$ 9,798.49								$ 30,000
Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received							$ 1,183,200
Cash							752,000
Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							39,440
Second Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received				$ 438,000
Cash		$ 310,200		285,000
Second Cedar Agreement [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount		18,530.77		14,600
Third Cedar Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received		481,800
Meged Agreement [Member]
Short-Term Debt [Line Items]
Sale of consideration received											$ 423,000			$ 315,689
Payment for exchange received amount											70,153.20			210,600
Cash less fees														10,580
Meged Agreement [Member] | Meged Receivables Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount														$ 17,538
Meged Agreement [Member] | Meged Second Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount											$ 15,107.14
Agile Capital Funding [Member]
Short-Term Debt [Line Items]
Sale of consideration received								$ 1,460,000		$ 693,500
Payment for exchange received amount								1,000,000		450,000
Agile Capital Funding [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								52,142.86		$ 28,895.83
Agile Jan Agreement [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount								$ 595,714
Cedar Agreement One [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							554,100
Sale of consideration received							1,183,200
Payment for exchange received amount							752,000
Cedar Agreement One [Member] | Each Week for Next Three Weeks [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount							$ 39,440
Cedar Agreement Two [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount				365,000
Sale of consideration received				438,000
Payment for exchange received amount				285,000
Cedar Agreement Two [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount				$ 14,600
Cedar Agreement Three [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount		426,210
Sale of consideration received		481,800
Payment for exchange received amount		310,000
Cedar Agreement Three [Member] | Each Week Until Receivable Amount [Member]
Short-Term Debt [Line Items]
Payment for exchange received amount		$ 18,530.77
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member]
Short-Term Debt [Line Items]
Gross proceeds from notes															$ 600,000
Shares issued price per share | $ / shares															$ 8.84
Shares issued price per share | $ / shares															$ 4.42
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Notes payable															$ 0
Warrants granted															3,715,557
Derivative expense															1,715,557
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Notes [Member]
Short-Term Debt [Line Items]
Gross proceeds from notes															$ 1,400,000
Shares issued price per share | $ / shares															$ 176.80
Loan and Security Agreement [Member] | Armistice Capital Master Fund Ltd [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 2,000,000
Common stock exercisable, shares | shares															452,489
Common stock exercisable, shares | shares															90,498
Loan And Security Modification Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																														$ 1,000,000
Common stock exercisable, shares | shares																														8,460
Shares issued price per share | $ / shares																														$ 138
Fair value derivate liability																														$ 290,514
Warrants to purchase common stock | shares																														8,460
Exercise price of warrants | $ / shares																														$ 138
Inducement Letter [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares									248,611
Common stock issuable exercise of warrant | shares									70,508						22,625		155,479					70,508
Inducement Letter [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Short-Term Debt [Line Items]
Common stock issuable exercise of warrant | shares															2,263		15,548
Exercise price of warrants | $ / shares																	$ 709.20
Inducement Letter [Member] | September Two Thousand Twenty Two Seven And Half Year Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares																	70.92														$ 3,709.20
Inducement Letter [Member] | Warrant [Member] | September Two Thousand Twenty Two Five Year Warrant [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares																	$ 35.46
Inducement Letter [Member] | December Warrants [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares									497,221
Exercise price of warrants | $ / shares									$ 5.88							$ 5.88
Proceeds from issuance of warrants									$ 1,461,827.68							$ 1,461,827.68
Valuation Technique, Option Pricing Model [Member]
Short-Term Debt [Line Items]
Derivative liability																					$ 1,251,910
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Shares issued | shares																					681
Interest rate																					20.00%
Payment for exchange received amount																					$ 1,500,000
Extinguishment of debt																					1,501,914
Debt conversion, amount																					$ 1,250,004
Fair value of derivative liability																											$ 1,456,854
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable																			$ 500,000
Debt maturity date																			Jul. 01, 2022
Interest rate																			8.00%
Repayments of notes - related party																		$ 500,000
New Loan [Member] | Loan And Security Modification Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount																														$ 3,000,000